Other Commitments and Contingencies, Concentrations and Factors That May Affect Future Operations	12 Months Ended
Mar. 31, 2013
Other Commitments and Contingencies, Concentrations and Factors That May Affect Future Operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding as of March 31, 2013 for the purchase of property, plant and equipment and other assets totaled ¥203,901 million ($2,168 million).

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2013, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2013 is ¥1,849,493 million ($19,665 million). Liabilities for guarantees totaling ¥6,590 million ($70 million) have been provided as of March 31, 2013. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe, China and other regions certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system in certain vehicle models including the Prius. Set forth below is a description of various claims, lawsuits and government investigations involving Toyota in the United States relating to these recalls and other safety measures.

Class Action and Consolidated Litigation

Approximately 200 putative class actions and more than 500 individual product liability personal injury cases have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. In April 2010, the approximately 190 putative class actions in federal court as well as the federal product liability personal injury cases and warranty and lemon law cases were consolidated for pretrial proceedings into a single multi-district litigation in the United States District Court for the Central District of California. Approximately 10 putative class actions and various product liability personal injury cases pending in state courts were subsequently consolidated into the federal action. The remaining class actions lawsuits are pending in a consolidated state action in California.

In December 2012, Toyota and the plaintiffs announced that they had reached an agreement to settle the economic loss claims in the consolidated federal action. The court preliminarily approved the agreement and held the final approval hearing in June 2013. The court took the matter under submission and scheduled a hearing in July 2013 for the presentation of additional information. In fiscal 2013, Toyota recorded a $1.1 billion pre-tax charge against earnings to cover the estimated costs of this resolution and other potential recall-related resolutions, including the resolution of the civil litigation filed by the Orange County District Attorney and the state attorneys general’s investigation discussed below.

The settlement provides a customer support program covering certain vehicle parts, the free installation of a brake override system on the remaining floor mat entrapment safety campaign vehicles and funds for cash payments to customers who do not receive the brake override system, cash payments to individuals who allegedly suffered a loss on the sale, lease or insuring the residual value of Toyota’s vehicles and funds for safety-related research and education programs. The settlement does not cover product liability personal injury claims in the consolidated federal action or pending in various state courts in the United States.

In April 2013, Toyota announced that the court had approved an agreement to resolve the civil action filed by the Orange County District Attorney in California state court seeking, among other things, statutory penalties alleging that Toyota sold and marketed defective vehicles in violation of various California statutes. The amount of the settlement, which was not material to Toyota, was included in the charge taken in fiscal 2013.

Beginning in February 2010, Toyota was sued in approximately 20 putative class actions alleging defects in the antilock braking system in various hybrid vehicles that cause the vehicles to fail to stop in a timely manner when driving in certain road conditions. The plaintiffs seek an order requiring Toyota to repair the vehicles and claim that all owners and lessees of vehicles, including those for which recalls have been implemented, should be compensated for the alleged defects related to the antilock braking system. These cases have been consolidated into two actions, one in the United States District Court for the Central District of California and one in the Los Angeles County Superior Court. In January 2013, the Court in the federal case issued an order denying the plaintiff’s motion for class certification and granting summary judgment in favor of Toyota on the claims of the principal named plaintiff for the cases relating to recalled vehicles. A class certification hearing in connection with the claims related to those vehicles that were not recalled is scheduled in July 2013.

From February through March 2010, Toyota was sued in 6 putative shareholder class actions on behalf of investors in Toyota ADRs and common stock. The cases alleged violations of the Securities Exchange Act of 1934 and Japan’s Financial Instruments and Exchange Act and were consolidated into a single action in the United States District Court for the Central District of California. The judge dismissed with prejudice the claims based on Japan’s Financial Instruments and Exchange Act, and Toyota reached an agreement to resolve the claims asserted on behalf of purchasers of Toyota’s ADRs for an amount not material to Toyota. The court approved the settlement in March 2013.

While Toyota has resolved or is attempting to resolve many of these matters, Toyota believes that it has meritorious defenses to all of them and will vigorously defend those matters not resolved.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the SEC. The subpoenas and the voluntary request primarily seek documents related to unintended acceleration and certain financial records. This is a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. In June 2010, Toyota received a second voluntary request and subpoena from the SEC and a subpoena from the U.S. Attorney for the Southern District of New York seeking production of documents related to the recalls of the steering relay rod. Toyota is cooperating with the U.S. Attorney’s Office and SEC in their investigations, which are on-going.

In June 2012, Toyota announced an amendment to the 2009 floor mat entrapment safety campaign to include model year 2010 RX350 and RX450h. Toyota submitted additional documents related to this amendment pursuant to NHTSA’s request. In October 2012, Toyota filed an additional amendment to include model year 2008 through 2011 Land Cruiser. In December 2012, Toyota announced an agreement with NHTSA to resolve timeliness claims related to the model year 2010 RX350 and RX450h safety campaign under which Toyota agreed to make a $17.4 million payment to the U.S. Treasury.

Toyota also received subpoenas and formal and informal requests from various states’ attorneys general, including the Executive Committee for a group of 30 states’ plus one territory’s attorney general, and certain local governmental agencies regarding various recalls, the facts underlying those recalls and customer handling related to those recalls. In February 2013, Toyota and the attorneys general resolved these investigations for an amount not material to Toyota. Such amount was included in the charge taken in fiscal 2013. In connection with this settlement, Toyota also made commitments to continue to conduct certain activities it is already undertaking.

Beyond the amounts accrued for the recall-related matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the other recall-related matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Although Toyota cannot estimate a reasonable range of loss based on currently available information, the resolution of these matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. For the same reasons discussed above relating to the recall-related legal proceedings, Toyota is unable to estimate a range of reasonably possible loss, if any, beyond the amounts accrued, with respect to these claims. Based upon information currently available to Toyota, however, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles put on the market after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles put on the market before July 1, 2002; (ii) manufacturers may not use certain hazardous materials in vehicles to be sold after July 2003; (iii) vehicles type-approved and put on the market after December 15, 2008, shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or recoverable to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use of 80% and re-use as material or energy of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. A law to implement the directive came into effect in all member states including Bulgaria, Romania that joined the European Union in January 2007. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union and Toyota is introducing vehicles that are in compliance with such measures taken by the member states pursuant to the directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2013. Depending on the legislation that will be enacted subject to other circumstances, Toyota may be required to revise the accruals for the expected costs. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its financial position, results of operations and cash flows.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2014.